Cover	Aug. 10, 2023
Cover [Abstract]
Entity Registrant Name	Lendway, Inc.
Entity Central Index Key	0000875355
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 10, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-13471
Entity Tax Identification Number	41-1656308
Entity Address Postal Zip Code	55416
Entity Address Address Line 1	5000 W. 36th Street, Suite 220
Entity Address City Or Town	Minneapolis
Entity Address State Or Province	MN
City Area Code	763
Local Phone Number	392-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LDWY
Security Exchange Name	NASDAQ